Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE SERIES TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000074663
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016